Redeemable Convertible Preferred Stock - Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Temporary equity, issued (in shares)	142,000	142,000		62,240,000
Temporary equity, outstanding (in shares)	142,000	142,000	62,240,000	62,240,000	62,240,000	62,240,000
Carrying Value	$ 223,185	$ 223,185	$ 170,648	$ 170,648	$ 170,648	$ 170,648
Liquidation Preference				$ 170,089
Series Seed
Temporary Equity [Line Items]
Temporary equity, issued (in shares)				4,468,000
Temporary equity, outstanding (in shares)				4,468,000
Carrying Value				$ 3,000
Liquidation Preference				$ 3,000
Series A
Temporary Equity [Line Items]
Temporary equity, issued (in shares)				16,851,000
Temporary equity, outstanding (in shares)				16,851,000
Carrying Value				$ 37,537
Liquidation Preference				$ 37,710
Series B-1
Temporary Equity [Line Items]
Temporary equity, issued (in shares)				13,618,000
Temporary equity, outstanding (in shares)				13,618,000
Carrying Value				$ 37,716
Liquidation Preference				$ 32,760
Series B-2
Temporary Equity [Line Items]
Temporary equity, issued (in shares)				27,303,000
Temporary equity, outstanding (in shares)				27,303,000
Carrying Value				$ 92,395
Liquidation Preference				$ 96,619